OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES
OTHER PAYABLES

31.   OTHER PAYABLES

	December 31,
	2021	2022
	RMB	RMB

Salaries and welfare payable	14,048	13,617
Interest payable	822	549
Payables for constructions	54,596	68,492
Other payables	93,764	71,833
Taxes other than income tax	76,458	23,655
	239,688	178,146